Asset Retirement Obligations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Asset Retirement Obligations
33	ASSET RETIREMENT OBLIGATIONS

	2018	2017	2016
	RMB	RMB	RMB
At beginning of the year	131,546	125,392	117,996
Net liabilities incurred, including reassessment	(2,220)	2,981	2,942
Liabilities settled	(2,034)	(2,012)	(843)
Accretion expense (Note 10)	5,678	5,453	5,126
Currency translation differences	(190)	(268)	171

At end of the year	132,780	131,546	125,392

Asset retirement obligations relate to oil and gas properties (Note 15).